N-2	Mar. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001341317
Amendment Flag	false
Securities Act File Number	001-38412
Document Type	8-K
Entity Registrant Name	BRIDGEWATER BANCSHARES, INC.
Entity Address, Address Line One	4450 Excelsior Boulevard, Suite 100
Entity Address, City or Town	St. Louis Park
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	893-6868
Entity Emerging Growth Company	true
Entity Ex Transition Period	false